UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

    James E. Buck, II  August 1, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    92874

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLEN TELECOM INC SEE CUSIP 03 COMMON STOCK     018091108     6515   394400 SH       SOLE                 394400        0        0
D CANADA LIFE FINANCIA L CORP CO COMMON STOCK     135113108    27350   812900 SH       SOLE                 812900        0        0
D CHATEAU COMMUNITIES INC REITS  REITS/RICS       161726104     1867    63100 SH       SOLE                  63100        0        0
D FIDELITY BANCORP INC DEL       COMMON STOCK     31583B105      582    17988 SH       SOLE                  17988        0        0
D FIRST VIRGINIA BANKS SEE CUSIP COMMON STOCK     337477103    33211   770200 SH       SOLE                 770200        0        0
D GENZYME BIOSURGERY DIV SEE 372 COMMON STOCK     372917708      234   113000 SH       SOLE                 113000        0        0
D J.D. EDWARDS & CO COM STK      COMMON STOCK     281667105     5358   374400 SH       SOLE                 374400        0        0
D PORT FINANCIAL CORP COM STK    COMMON STOCK     734119100     7846   145618 SH       SOLE                 145618        0        0
D PRECISE SOFTWARE SOLUTIONS     COMMON STOCK     M41450103     8158   424900 SH       SOLE                 424900        0        0
D PREMIER BANCORP INC COM STK    COMMON STOCK     74046J109      805    29000 SH       SOLE                  29000        0        0
D SCANSOFT INC                   COMMON STOCK     80603P107      204    37565 SH       SOLE                  37565        0        0
D WILTEL COMMUNICATION S INC COM COMMON STOCK     972487102      744    50000 SH       SOLE                  50000        0        0
S REPORT SUMMARY                 12 DATA RECORDS               92874       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED